Related Party Transactions - Schedule Of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	¥ 210,826	$ 32,310	¥ 133,968
Amounts due to related parties:
Amounts due to related parties	112,998	17,318	104,259
Kingsoft Group [Member]
Amounts due from related parties:
Amounts due from related parties	45,258	6,936	43,716
Amounts due to related parties:
Amounts due to related parties	80,294	12,306	81,909
Cheetah Group [Member]
Amounts due from related parties:
Amounts due from related parties			1,932
Xiaomi Group [Member]
Amounts due from related parties:
Amounts due from related parties	165,568	25,374	63,859
Amounts due to related parties:
Amounts due to related parties	¥ 32,704	$ 5,012	22,350
Senior Executives [Member]
Amounts due from related parties:
Amounts due from related parties			¥ 24,461